UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2008

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2007	JANUARY 31, 2008
(UNAUDITED)

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

EACH A SERIES OF:
DOMINI SOCIAL TRUST

TABLE OF CONTENTS

Fund Performance and Holdings
2	Domini Social Equity Trust
8	Domini European Social Equity Trust
14	Domini PacAsia Social Equity Trust
22	Domini European PacAsia Social Equity Trust

31	Expense Example

33	Financial Statements
Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini European PacAsia Social Equity Trust

47	Proxy Voting Information

47	Quarterly Portfolio Schedule Information

DOMINI SOCIAL EQUITY TRUST

PERFORMANCE COMMENTARY

For the six months ended January 31, 2008, the Domini Social Equity Trust declined –8.05%, underperforming the S&P 500 Index return of –4.32%.

The Fund’s subadvisor, in selecting stocks for the Fund’s portfolio, utilizes an approach that focuses on indicators of both valuation (how reasonably priced a company’s stock is relative to the value of its businesses) and momentum (the rate at which the company’s profits and/or share price have been increasing). During this period, companies that appeared to have attractive valuations performed more poorly than expected.

In particular, the Fund’s performance relative to the index was hurt by stock selection within the industrial, consumer staples, and information technology sectors, and by positions in the following stocks:

•	The stock of YRC Worldwide declined when analysts turned negative on the freight industry due to increases in fuel and equipment costs.
•

The Fund’s performance was hurt by its overweight position in the electronics companies Electronic Data Systems and LAM Research, which performed poorly, and by its underweight position in Apple, which had a positive return for the period.

An overweight position in the financial sector, which was hurt by the collapse of the subprime mortgage market, was also negative for performance. However, stock selection within that sector, including positions in JPMorgan Chase and Goldman Sachs, resulted in a positive contribution to returns. The Fund was also helped by its positions in Energen and Express Scripts, each of which announced profit outlooks that beat the expectations of analysts.

The table and bar chart below provide information as of January 31, 2008, about the ten largest holdings of the Domini Social Equity Trust and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS
JP Morgan Chase & Co	4.2%
Johnson & Johnson	3.5%
Verizon Communications	3.4%
Microsoft	3.3%
Intl Business Machines Corp	3.2%
Hewlett-Packard Co	3.1%
Bank of America Corporation	2.7%
Goldman Sachs Group Inc	2.7%
AT&T Inc	2.6%
Travelers Cos Inc/The	2.1%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________
*	Other reflects Repurchase Agreements and Other Assets, less liabilities.

The holdings mentioned above are described in the Domini Social Equity Trust’s Portfolio of Investments at January 31, 2008, included herein. The composition of the Trust’s portfolio is subject to change.

Performance Commentary	3

AVERAGE ANNUAL TOTAL RETURNS

		Domini Social Equity Fund Investor Shares (DSEFX)		S&P 500
	1 Year	1.46%		5.50%
As of	5 Year	10.11%		12.83%
12-31-07	10 Year	4.49%		5.91%
	Since Inception	9.47	%(1)	10.49	%(1)
	1 Year	–8.63%		–2.31%
As of	5 Year	8.92%		12.02%
1-31-08	10 Year	3.43%		5.14%
	Since Inception	8.87	%(1)	10.03	%(1)

COMPARISON OF $10,000 INVESTMENT IN THE

DOMINI SOCIAL EQUITY FUND INVESTOR SHARES AND S&P 500

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.24% of net assets. Until November 30, 2008, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 1.15% of net assets.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

______________
(1)	Since June 3, 1991.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/08

4	Performance Commentary

DOMINI SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 11.9%
Amazon.com Inc (a)	119,650	$9,296,805
American Eagle Outfitters	700	16,121
Autoliv Inc.	133,700	6,678,315
AutoZone Inc (a)	54,047	6,533,201
Best Buy Co Inc.	120,758	5,894,198
Big Lots Inc (a)	338,000	5,867,680
Black & Decker Corporation	600	43,524
CBS Corp, Class B	584,300	14,718,517
Comcast Corp, Class A (a)	5,550	100,788
Darden Restaurants Inc.	255,700	7,241,424
DR Horton Inc.	1,975	34,069
Gap Inc/The	1,887	36,079
Home Depot Inc.	3,244	99,493
J.C. Penney Co Inc.	758	35,937
Johnson Controls Inc.	1,954	69,113
Limited Brands	1,668	31,842
Liz Claiborne Inc.	600	13,134
Lowe’s Cos Inc.	2,986	78,950
McDonald’s Corporation	412,574	22,093,338
McGraw-Hill Companies Inc.	1,212	51,825
Meredith Corp.	823	38,673
Nike Inc, Class B	362,988	22,418,139
Nordstrom Inc.	895	34,816
Pulte Homes Inc.	2,094	34,216
Scholastic Corp (a)	722	24,743
Staples Inc.	2,258	54,057
Starbucks Corporation (a)	2,578	48,750
Target Corp.	1,636	90,929
Time Warner Inc.	7,876	123,968
VF Corp.	800	61,896
Viacom Inc – Class B (a)	2,100	81,396
Walt Disney Co./The	285,137	8,534,150
Washington Post Co/The, Class B	95	70,680
Whirlpool Corporation	222,363	18,925,315
		129,476,081
Consumer Staples – 10.6%
Avon Products Inc.	2,406	84,258
Church & Dwight Co Inc.	124,180	6,608,860
Coca Cola Co/The	299,384	17,714,551
Consumer Staples (Continued)
Coca-Cola Enterprises Inc.	752,400	$17,357,868
Colgate-Palmolive Co.	2,296	176,792
Costco Wholesale Corp.	53,400	3,627,996
Hershey Co/The	1,936	70,083
JM Smucker Co/The – New Common	108,530	5,071,607
Kimberly-Clark Corp.	125,056	8,209,926
Kraft Foods Inc, Class A	5,000	146,300
Kroger Co.	697,377	17,748,245
Pepsi Bottling Group Inc.	142,000	4,948,700
PepsiAmericas Inc.	608,600	14,995,904
PepsiCo Inc.	3,653	249,098
Procter & Gamble Co.	135,461	8,933,653
SUPERVALU Inc.	326,300	9,808,578
Walgreen Co.	3,064	107,577
		115,859,996
Energy – 8.2%
Anadarko Petroleum Corporation	5,418	317,441
Apache Corporation	162,862	15,543,549
Chesapeake Energy Corporation	109,500	4,076,685
Devon Energy Corporation	42,570	3,617,599
ENSCO International, Inc.	131,300	6,712,056
EOG Resources Inc.	3,908	341,950
National Oilwell Varco Inc (a)	67,600	4,071,548
Noble Corp.	94,200	4,123,134
Noble Energy Inc.	90,200	6,546,716
Technip SA	135,390	8,664,960
Tidewater Inc.	157,400	8,335,904
Unit Corp (a)	370,750	18,581,989
XTO Energy Inc.	167,770	8,713,974
		89,647,505
Financials – 20.9%
American Express Co.	3,576	176,368
American International Group	222,300	12,262,068
Bank of America Corporation	677,000	30,024,950
Bank of Ireland ADR	112,890	6,626,643
Barclays Plc – Spons ADR	274,200	10,345,566

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE
Financials (Continued)
Charles Schwab Corp/The	515,500	$11,495,650
Citigroup Inc.	10,300	290,666
Federal National Mortgage Association	2,476	83,837
Freddie Mac	2,322	70,566
Goldman Sachs Group Inc.	146,400	29,392,728
HDFC Bank Ltd – ADR	41,240	4,921,582
Janus Capital Group Inc.	240,910	6,506,979
JP Morgan Chase & Co.	974,730	46,348,412
Lehman Brothers Holdings Inc.	1,400	89,838
Nationwide Financial Serv, Class A	204,000	9,010,680
Royal Bank of Scotland Group plc – Spon ADR (a)	1,082,500	8,432,675
TD Ameritrade Holding Corp (a)	271,200	5,087,712
Travelers Cos Inc/The	482,852	23,225,181
US Bancorp	6,463	219,419
Wachovia Corp.	5,583	217,346
Washington Mutual Inc.	4,631	92,250
Wells Fargo & Co.	566,506	19,266,869
Westpac Banking Corp – SP ADR	42,160	4,901,943
		229,089,928
Health Care – 11.2%
Amgen Inc (a)	150,466	7,010,211
Baxter International Inc.	205,122	12,459,110
Becton Dickinson & Company	2,302	199,192
Express Scripts Inc. – Common (a)	203,800	13,754,462
Forest Laboratories Inc (a)	199,700	7,942,069
Genentech Inc (a)	1,600	112,304
Gilead Sciences Inc (a)	155,210	7,091,545
Invitrogen Corp (a)	39,500	3,383,965
Johnson & Johnson	609,324	38,545,836
Kinetic Concepts Inc (a)	144,500	7,193,210
Medtronic Inc.	3,655	170,213
Merck & Co. Inc.	320,202	14,818,949
Watson Pharmaceuticals Inc (a)	384,300	10,034,073
		122,715,139
Industrials – 6.0%
3M Co.	2,864	$228,118
Air France-KLM – ADR	121,100	3,375,057
AMR Corp (a)	1,100	15,334
Cooper Industries Ltd, Class A	2,286	101,818
Cummins Inc.	286,464	13,830,481
Deere & Co.	140,200	12,303,952
Deluxe Corporation	265,200	6,449,664
Emerson Electric Company	3,308	168,179
Illinois Tool Works	3,600	181,440
Jetblue Airways (a)	5,793	40,030
PACCAR Inc.	106,350	4,989,942
RR Donnelley & Sons Co.	128,918	4,497,949
Southwest Airlines	6,578	77,160
Teleflex Inc.	107,600	6,361,312
TNT NV – ADR	172,600	6,394,830
Tomkins plc – Sponsored ADR	292,800	4,023,072
Toppan Printing Co Ltd – Unspons ADR	60,650	2,971,850
United Parcel Service, Class B	3,373	246,769
		66,256,957
Information Technology – 20.2%
Apple Inc (a)	124,282	16,822,812
Arrow Electronics, Inc (a)	146,900	5,026,918
Cisco Systems Inc (a)	580,636	14,225,582
Dell Inc (a)	5,484	109,899
eBay Inc (a)	2,376	63,891
EMC Corp/Massachusetts (a)	4,400	69,828
Google Inc, Class A (a)	4,580	2,584,494
Hewlett-Packard Co.	764,347	33,440,181
Intel Corp.	869,909	18,442,071
Intl Business Machines Corp.	329,000	35,314,860
Jabil Circuit Inc.	3,100	41,075
Juniper Networks Inc (a)	128,700	3,494,205
LAM Research Corp (a)	338,900	13,010,371
Microsoft Corp.	1,107,352	36,099,675
Motorola Inc.	7,500	86,475
Nvidia Corp (a)	156,990	3,860,384
Oracle Corp (a)	738,200	15,170,010
QUALCOMM Inc.	4,234	179,606

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE
Information Technology (Continued)
STMicroelectronics NV – NY Shs	458,100	$5,675,859
Symantec Corp (a)	425,846	7,635,419
Texas Instruments Inc.	3,928	121,493
Western Digital Corp (a)	345,080	9,127,366
Xerox Corporation	5,598	86,209
		220,688,683
Materials –1.3%
International Paper Co.	4,600	148,350
Lubrizol Corp.	88,200	4,640,202
MeadWestvaco Corp.	3,466	97,048
Nucor Corp.	81,916	4,734,745
Rohm and Haas Co.	2,210	117,904
United States Steel Corp.	46,200	4,717,482
		14,455,731
Telecommunication Services – 6.5%
AT&T Inc.	748,604	28,813,768
France Telecom SA – Spons ADR	144,530	5,110,581
Sprint Nextel Corp.	7,259	76,437
Verizon Communications Inc.	946,438	36,759,652
		70,760,438

Utilities – 2.5%
Energen Corp.	352,677	$22,183,383
Pepco Holdings Inc.	182,600	4,648,996
		26,832,379
Total Common Stocks
(Cost $1,033,537,347)
		1,085,782,837
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated 1/31/2008, 1.60% due 2/1/2008, maturity amount $6,221,058 (collateralized by U.S. Government Agency Obligations, Freddie Mac, 3.25%, 3/14/2008, market value $6,348,375)	6,220,781	6,220,781
Total Repurchase Agreements (Cost $6,220,781)		6,220,781
Total Investments — 99.9%
(Cost $1,039,758,128) (b)		1,092,003,618
Other Assets, less liabilities — 0.1%		967,093
Net Assets — 100.0%		$1,092,970,711
______________
(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $1,080,406,528. The aggregate gross unrealized appreciation is $83,814,064 and the aggregate gross unrealized depreciation is $72,216,974, resulting in net unrealized appreciation of $11,597,090.

ADR – American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

PERFORMANCE COMMENTARY

For the six months ended January 31, 2008, the Fund declined –13.21%, underperforming the MSCI Europe Index, which declined by –7.31%.

During this period, stock selection — particularly in the financial, materials, and consumer discretionary sectors — was the primary driver of underperformance:

•	Royal Bank of Scotland was affected by the impact of problems in the U.S. subprime mortgage market on mortgage-related securities that it held.
•	Trinity Mirror, the U.K.’s largest newspaper publisher, saw its shares drop sharply after it sold its Midlands newspapers for less than expected.
•	The stock of Rautaruukki, a Finnish manufacturer of galvanized steel products, declined after the company issued a lower-than-expected earnings forecast.

The Fund’s subadvisor, in selecting stocks for the Fund’s portfolio, uses an approach that considers measures of a company’s valuation (the price of its stock relative to the value of its businesses) and its momentum (the rate at which the company’s profits and/or share price have been increasing). During this period, valuation measures were less effective than momentum measures.

The table and bar chart below provide information as of January 31, 2008, about the ten largest holdings of the Domini European Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS
StatoilHydro ASA	3.9%
Vodafone Group PLC	3.7%
Sanofi-Aventis	3.7%
Vivendi SA	3.4%
Nokia OYJ	3.2%
France Telecom SA	3.0%
Swiss Re-Reg	2.9%
Royal Bank of Scotland Group	2.8%
Telefonica SA	2.5%
Unilever PLC	2.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________
*	Other reflects Repurchase Agreements and Other Assets, less liabilities.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________
*	Other reflects Portugal, Turkey, Denmark, Poland, Russia, Repurchase Agreements, and Other Assets, less liabilities.

The holdings mentioned above are described in the Domini European Social Equity Trust’s Portfolio of Investments at January 31, 2008, included herein. The composition of the Trust’s portfolio is subject to change.

Performance Commentary	9

AVERAGE ANNUAL TOTAL RETURNS

		Domini European Social Equity Fund (DEUFX)	MSCI Europe
As of 12-31-07	1 Year	1.35%	14.38%
	Since Inception(1)	20.85%	22.40%
As of 1-31-08	1 Year	–9.80%	1.86%
	Since Inception(1)	14.53%	15.90%

COMPARISON OF $10,000 INVESTMENT IN THE

DOMINI EUROPEAN SOCIAL EQUITY FUND INVESTOR SHARES AND MSCI EUROPE

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.79% of net assets. Until November 30, 2008, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 1.60% of net assets.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini European Social Equity Fund is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International Europe (MSCI Europe) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI Europe.

______________
(1)	Since October 3, 2005.
This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/08

10	Performance Commentary

DOMINI EUROPEAN SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 97.8%
Austria – 2.2%
Immofinanz AG	Real Estate	107,410	$1,018,008
OMV AG	Energy	2,399	172,329
Voestalpine AG	Materials	19,568	1,201,716
			2,392,053
Belgium – 1.1%
Delhaize Group	Food & Staples Retailing	9,050	690,105
KBC Groep NV	Banks	3,926	499,168
			1,189,273
Denmark – 0.4%
Dampskibsselskabet (d/s) Torm	Energy	10,152	325,516
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	5,300	128,463
			453,979
Finland – 4.4%
Nokia OYJ	Technology Hardware & Equipment	96,971	3,556,053
Orion OYJ/New	Pharma, Biotech & Life Sciences	58,484	1,314,449
			4,870,502
France – 14.8%
Air France-KLM	Transportation	33,873	941,108
BNP Paribas	Banks	23,573	2,328,712
Credit Agricole SA	Banks	18,360	562,680
France Telecom SA	Telecommunication Services	94,621	3,323,389
Lafarge SA	Materials	1,395	219,562
Sanofi-Aventis	Pharma, Biotech & Life Sciences	49,881	4,051,006
Schneider Electric SA	Capital Goods	4,100	472,311
Ste Des Ciments Francais – a	Materials	3,576	540,566
Vallourec	Capital Goods	1,525	305,254
Vivendi SA	Media	94,767	3,803,022
			16,547,610
Germany – 10.8%
Allianz SE – Reg	Insurance	13,278	2,356,863
Altana AG	Materials	67,383	1,508,210
Deutsche Boerse AG	Diversified Financials	1,774	309,136
Deutsche Lufthansa AG – Reg	Transportation	63,951	1,526,926
Deutsche Telekom AG – Reg	Telecommunication Services	34,069	694,997
Epcos AG	Technology Hardware & Equipment	55,076	749,366
Fresenius SE	Health Care Equipment & Services	28,437	2,260,529
Muenchener Rueckver AG – Reg	Insurance	11,527	2,062,496
Salzgitter AG	Materials	3,768	588,514
			12,057,037
Greece – 1.8%
National Bank of Greece	Banks	18,922	1,151,765
Public Power Corp	Utilities	18,837	879,720
			2,031,485
Ireland – 1.9%
Anglo Irish Bank PLC	Banks	27,866	392,428
Elan Corporation PLC (a)	Pharma, Biotech & Life Sciences	15,167	384,267
Kerry Group PLC – A	Food & Beverage	47,593	1,275,645
			2,052,340

DOMINI EUROPEAN SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Italy – 2.8%
Banca Popolare dell’ Emilia
Romagna Scrl	Banks	20,412	$453,368
Fiat SPA	Automobiles & Components	111,050	2,597,176
			3,050,544
Netherlands – 8.5%
Fugro NV – CVA	Energy	26,164	1,785,971
ING Groep NV – CVA	Diversified Financials	50,956	1,653,434
Koninklijke Ahold NV (a)	Food & Staples Retailing	36,992	482,782
Koninklijke DSM NV	Materials	45,131	1,897,353
OCE NV	Technology Hardware & Equipment	7,527	150,749
SNS Reaal	Diversified Financials	49,704	937,739
TNT NV	Transportation	44,686	1,649,991
Unilever NV – CVA	Food & Beverage	25,987	843,959
			9,401,978
Norway – 5.0%
Norsk Hydro ASA	Materials	70,578	840,871
Petroleum Geo-Services	Energy	16,167	347,625
StatoilHydro ASA	Energy	166,024	4,346,820
			5,535,316
Poland – 0.3%
Polish Oil & Gas	Energy	166,817	303,750
			303,750
Portugal – 0.7%
Banco Espirito Santo SA – Reg	Banks	41,320	724,507
			724,507
Russia – 0.3%
Vimpel-Communications – SP
ADR	Telecommunication Services	8,500	292,740
			292,740
Spain – 6.3%
Banco Santander SA	Banks	119,389	2,091,158
Corporacion Financiera Alba	Diversified Financials	2,343	136,987
Gas Natural SDG SA	Utilities	35,787	1,967,382
Telefonica SA	Telecommunication Services	95,438	2,778,547
			6,974,074
Sweden – 2.8%
Nordea Bank AB	Banks	61,223	830,904
Scania AB – B Shs	Capital Goods	76,600	1,580,128
SSAB Svenskt Stal AB – Ser A	Materials	25,450	670,698
			3,081,730
Switzerland – 6.6%
Holcim Ltd – Reg	Materials	11,206	1,090,620
Lonza Group AG – Reg	Pharma, Biotech & Life Sciences	6,595	843,434
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	17,797	898,496
Rieter Holding AG	Automobiles & Components	993	358,590
Roche Holding AG	Pharma, Biotech & Life Sciences	1,461	264,346
Sonova Holding AG	Health Care Equipment & Services	1,073	95,584
Swiss Reinsurance – Reg	Insurance	43,673	3,269,886
The Swatch Group AG – Reg	Consumer Durables & Apparel	9,901	517,484
			7,338,440

DOMINI EUROPEAN SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Turkey – 0.4%
Trakya Cam Sanayii AS	Capital Goods	148,026	$287,914
Turk Sise Ve Cam Fabrikalari	Consumer Durables & Apparel	145,580	209,592
			497,506
United Kingdom – 26.7%
3i Group PLC	Diversified Financials	101,733	1,904,873
Aviva PLC	Insurance	63,993	802,600
Barclays PLC	Banks	177,780	1,677,718
BG Group PLC	Energy	66,028	1,456,320
Carphone Warehouse Group PLC	Retailing	18,733	123,315
Cookson Group New PLC	Capital Goods	51,090	567,126
CSR PLC (a)	Semiconductors &
	Semiconductor Equipment	20,624	218,814
Drax Group PLC	Utilities	97,495	982,755
Emap PLC	Media	53,548	986,567
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	68,834	1,630,949
HBOS PLC	Banks	93,511	1,302,629
Home Retail Group PLC	Retailing	198,701	1,125,895
HSBC Holdings PLC	Banks	65,643	984,604
Man Group PLC	Diversified Financials	14,754	162,397
Old Mutual PLC	Insurance	454,546	1,133,676
Royal Bank of Scotland Group PLC	Banks	403,531	3,110,160
Stagecoach Group Ordinary PLC	Transportation	470,752	2,269,688
Standard Life PLC	Insurance	61,536	265,531
Unilever PLC	Food & Beverage	83,812	2,762,005
Vodafone Group PLC	Telecommunication Services	1,183,877	4,140,369
WM Morrison Supermarkets PLC	Food & Staples Retailing	345,419	2,077,731
			29,685,722
Total Common Stocks (Cost $118,634,552)			108,480,586
Repurchase Agreements – 0.1%
State Street Bank & Trust, dated 1/31/2008, 1.60% due 2/1/2008, maturity amount $79,687 (collateralized by U.S. Government Agency Obligations, Freddie Mac, 3.25%, 3/14/2008, market value $86,063)	Repurchase Agreements	79,683	79,683
Total Repurchase Agreements (Cost $79,683)			79,683
Total Investments — 97.9% (Cost $118,714,235) (b)			108,560,269
Other Assets, less liabilities — 2.1%			2,346,496
Net Assets — 100.0%			$110,906,765
______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $118,707,448. The aggregate gross unrealized appreciation is $5,566,078 and the aggregate gross unrealized depreciation is $15,713,257, resulting in net unrealized depreciation of $10,147,179.

ADR – American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY TRUST

PERFORMANCE COMMENTARY

For the six months ended January 31, 2008, the Fund declined –8.16%, underperforming the MSCI All Country Asia Pacific Index, which declined by –7.11%.

The Fund’s performance relative to the index was hurt primarily by sector allocation in the consumer staples and information technology sectors, and by stock selection in the energy and materials sectors. In particular, negative contributions to performance came from positions in companies including the following:

•	Tokyo Steel Manufacturing, which was expected to be affected by higher scrap steel costs and weaker construction demand.
•	The bank Chuo Mitsui Trust, which experienced significant costs due to nonperforming loans in Japan.
•	Korea Zinc, whose stock declined dramatically during the period.

The Fund’s relative performance was helped by stock selection in the consumer discretionary and healthcare sectors, and by positions in the Singaporean motor vehicle company Jardine Cycle and in two Hong Kong real estate companies: Swire Pacific, whose real estate holdings were viewed favorably by analysts, and Wharf Holdings, whose expansion into China was seen as a positive.

The table and bar chart below provide information as of January 31, 2008, about the ten largest holdings of the Domini PacAsia Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS
Honda Motor Co Ltd	3.0%
Nippon Telegraph & Telephone	2.4%
Sekisui House Limited	2.2%
Orix Corporation	2.1%
Nintendo Company Ltd	2.1%
National Australia Bank Ltd	2.0%
Fuji Film Holdings Corp	1.8%
Toppan Printing Company Ltd	1.8%
Bluescope Steel Ltd	1.7%
Swire Pacific Ltd ‘A’	1.7%
PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________

*	Other reflects Repurchase Agreements and Other Assets, less liabilities.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________

*	Other reflects Thailand, United States, Philippines, Hungary, Repurchase Agreements, and Other Assets, less liabilities.

The holdings mentioned above are described in the Domini PacAsia Social Equity Trust’s Portfolio of Investments at January 31, 2008, included herein. The composition of the Trust’s portfolio is subject to change.

Performance Commentary	15

AVERAGE ANNUAL TOTAL RETURNS

		Domini PacAsia Social Equity Fund (DPAFX)	MSCI AC Asia Pacific
As of 12-31-07	1 Year	6.15%	14.64%
	Since Inception(1)	5.97%	15.84%
As of 1-31-08	1 Year	–2.74%	4.18%
	Since Inception(1)	–2.24%	5.11%

COMPARISON OF $10,000 INVESTMENT IN THE

DOMINI PACASIA SOCIAL EQUITY FUND INVESTOR SHARES AND MSCI AC ASIA PACIFIC

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 3.23% of net assets. Until November 30, 2008, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 1.60% of net assets.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini PacAsia Social Equity Fund is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International All Country Asia Pacific (MSCI AC Asia Pacific) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI AC Asia Pacific.

______________
(1)	Since December 27, 2006.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/08

16	Performance Commentary

DOMINI PACASIA SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 99.1%
Australia – 10.8%
Babcock & Brown Ltd	Diversified Financials	10,899	$182,039
Bluescope Steel Ltd	Materials	56,873	524,923
CFS Retail Property Trust	Real Estate	114,113	217,636
Commonwealth Property Office Fund	Real Estate	93,843	118,534
Computershare Limited	Software & Services	19,453	141,085
CSL Limited	Pharma, Biotech & Life Sciences	9,270	288,968
Fairfax Media Ltd	Media	31,300	114,863
GPT Group	Real Estate	8,767	29,833
Macquarie Office Trust	Real Estate	262,153	269,214
National Australia Bank Ltd	Banks	19,814	622,894
Origin Energy Limited	Energy	24,913	195,991
Suncorp-Metway Limited	Insurance	21,963	304,183
Telstra Corp Ltd	Telecommunication Services	21,347	83,627
Westpac Banking Corporation	Banks	8,147	189,196
			3,282,986
China – 2.0%
Agile Property Holdings Ltd	Real Estate	78,000	87,333
Guangzhou R&F Properties Co Ltd	Real Estate	40,000	105,894
Hopson Development Holdings Ltd	Real Estate	62,000	112,105
Ping An Insurance Group Co of China Ltd	Insurance	16,000	112,945
Shimao Property Holdings Ltd	Real Estate	21,000	37,380
TPV Technology Ltd	Technology Hardware & Equipment	254,223	162,614
			618,271
Hong Kong – 8.6%
Cathay Pacific Airways Ltd	Transportation	24,000	53,613
Chinese Estates Holdings Ltd	Real Estate	66,239	109,990
Esprit Holdings Ltd	Retailing	11,500	149,790
First Pacific Co	Diversified Financials	110,389	78,827
Hang Lung Group Ltd	Real Estate	20,665	95,921
Hang Seng Bank Ltd	Banks	2,500	49,651
Henderson Investment Ltd	Real Estate	503,000	26,915
Henderson Land Development Co Ltd	Real Estate	13,142	113,521
Hong Kong Exchanges and Clearing Ltd	Diversified Financials	12,000	250,266
Hopewell Highway Infrastructure Ltd	Transportation	58,500	45,142
Hopewell Holdings	Transportation	11,086	48,466
Hysan Development Company Ltd	Real Estate	22,191	65,694
Jardine Matheson Hldgs Ltd	Diversified Financials	5,993	152,702
Jardine Strategic Holdings Ltd	Diversified Financials	9,859	142,956

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong (continued)
Kingboard Chemicals Holdings Ltd	Technology Hardware & Equipment	25,728	$107,340
Sun Hung Kai Properties Ltd	Real Estate	13,000	258,004
Swire Pacific Ltd ‘A’	Real Estate	37,164	504,755
Wharf Holdings Ltd	Real Estate	24,675	132,929
Wheelock & Co Ltd	Real Estate	75,418	220,609
			2,607,091
Hungary – 0.2%
MOL Hungarian Oil and Gas NyRt	Energy	464	62,059
			62,059
India – 2.5%
Ambuja Cements Limited	Materials	58,863	182,609
Dr. Reddy’ s Laboratories Ltd	Pharma, Biotech & Life Sciences	5,100	68,918
Punjab National Bank Ltd	Banks	17,000	283,293
Satyam Computer Services Ltd	Software & Services	4,938	49,563
State Bank of India Ltd	Banks	2,944	163,748
State Bank of India – Rights (a) (c)	Banks	588	8,546
			756,677
Indonesia – 1.1%
Bank Rakyat Indonesia	Banks	157,500	121,810
Perusahaan Gas Negara Pt	Utilities	51,000	75,720
Telekomunikasi Indonesia Tbk PT	Telecommunication Services	129,000	131,212
			328,742
Japan – 45.6%
Alps Electric Co Ltd	Technology Hardware & Equipment	13,451	154,659
Amada Co Ltd	Capital Goods	16,220	140,623
Aoyama Trading Co Ltd	Retailing	8,500	193,457
Asahi Kasei Corporation	Materials	50,640	310,806
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	6,184	268,295
Chuo Mitsui Trust Holdings Inc	Banks	66,533	463,845
COMSYS Holdings Corp	Capital Goods	29,000	250,657
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	25,399	371,697
Eisai Co Ltd	Pharma, Biotech & Life Sciences	1,751	72,483
Fuji Film Holdings Corp	Technology Hardware & Equipment	14,357	557,528
Hankyu Hanshin Holdings Inc	Capital Goods	10,000	46,425
Honda Motor Co Ltd	Automobiles & Components	29,903	924,885
Kawasaki Kisen Kaisha Ltd	Transportation	37,206	363,233
Kyocera Corporation	Technology Hardware & Equipment	5,527	441,622
Makita Corporation	Consumer Durables & Apparel	6,000	224,907
Mazda Motor Corp	Automobiles & Components	46,000	195,640
Mitsui Chemicals Inc	Materials	64,880	434,255
Namco Bandai Holdings Inc	Consumer Durables & Apparel	5,000	70,220
Nintendo Company Ltd	Software & Services	1,248	631,211
Nippon Express Co Ltd	Transportation	90,000	483,619
Nippon Meat Packers Inc	Food & Beverage	5,000	56,417
Nippon Sheet Glass Co Ltd	Capital Goods	82,000	378,635
Nippon Telegraph & Telephone Corp	Telecommunication Services	152	723,522
Nisshin Seifun Group Inc	Food & Beverage	20,000	197,748

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (continued)
Nisshin Steel Co Ltd	Materials	105,000	$349,842
Nisshinbo Industries Inc	Consumer Durables & Apparel	5,400	58,160
Nomura Holdings Inc	Diversified Financials	17,100	249,973
NTT Data Corporation	Software & Services	9	40,001
ORIX Corporation	Diversified Financials	3,693	637,854
Ricoh Company Limited	Technology Hardware & Equipment	16,503	259,880
Sapporo Hokuyo Holdings Inc	Banks	4	33,462
SBI Holdings Inc	Diversified Financials	604	142,124
Seiko Epson Corp	Technology Hardware & Equipment	10,510	257,047
Seino Holdings Co Ltd	Transportation	26,800	182,484
Sekisui House Limited	Consumer Durables & Apparel	59,188	663,440
Seven & I Holdings Co Ltd	Food & Staples Retailing	7,800	193,304
Shinko Securities Co Ltd	Diversified Financials	26,000	102,113
Sony Corporation	Consumer Durables & Apparel	10,478	495,083
Sumitomo Bakelite Co Ltd	Materials	33,600	178,512
Sumitomo Trust & Banking Co Ltd	Banks	29,874	192,361
Suzuken Company Limited	Health Care Equipment & Services	6,900	252,196
TDK Corp	Technology Hardware & Equipment	6,600	424,279
Tokyo Steel Manufacturing Co Ltd	Materials	28,800	287,916
Toppan Printing Company Ltd	Commercial Services & Supplies	53,606	537,649
Toyo Seikan Kaisha Limited	Materials	21,887	399,847
			13,893,916
Malaysia – 2.7%
AMMB Holdings BHD	Diversified Financials	38,400	43,926
Bumiputra-Commerce Holdings BHD	Banks	13,300	42,707
POS Malaysia BHD	Transportation	178,800	131,547
Public Bank BHD-Foreign Market	Banks	24,000	85,217
Telekom Malaysia BHD	Telecommunication Services	48,800	171,947
Tenaga Nasional BHD	Utilities	31,756	90,487
YTL Corporation Berhad	Utilities	71,840	173,206
YTL Power International BHD	Utilities	120,300	94,006
			833,043
New Zealand – 2.9%
Fisher & Paykel Appliances
Holdings Ltd	Consumer Durables & Apparel	23,684	52,161
Kiwi Income Property Trust	Real Estate	171,013	174,482
Telecom Corp of New Zealand Ltd	Telecommunication Services	116,907	366,844
Tower Limited	Insurance	68,468	116,173
Vector Ltd	Utilities	100,805	167,225
			876,885
Norway – 1.3%
Norsk Hydro ASA	Materials	6,200	73,867
Petroleum Geo-Services ASA	Energy	15,550	334,358
			408,225

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Philippines – 0.6%
Globe Telecom Inc	Telecommunication Services	4,707	$182,587
			182,587
Singapore – 2.1%
DBS Group Holdings Ltd.	Banks	20,606	257,011
Jardine Cycle & Carriage Ltd	Retailing	22,662	316,552
Oversea-Chinese Banking Corp	Banks	14,381	76,573
			650,136
South Korea – 9.3%
Cheil Jedang Corporation (a)	Capital Goods	819	61,283
Daegu Bank	Banks	3,910	57,100
GS Engineering & Construction	Capital Goods	689	83,819
GS Holdings Corp	Energy	5,069	217,982
Hana Financial Group Inc	Banks	2,100	103,086
Hyundai Securities Co	Diversified Financials	3,630	63,367
Industrial Bank of Korea	Banks	8,995	165,530
Kookmin Bank	Banks	1,029	67,683
Korea Zinc Co Ltd	Materials	1,495	173,229
KT Corp	Telecommunication Services	6,803	364,763
KT Freetel (a)	Telecommunication Services	3,020	91,766
LG Corp	Capital Goods	6,206	359,895
LG Electronics Inc	Consumer Durables & Apparel	3,926	381,054
LG.Philips LCD Co Ltd	Technology Hardware & Equipment	4,660	201,013
Pacific Corp	Household & Personal Products	699	95,291
Pusan Bank	Banks	6,480	89,031
Shinhan Financial Group Ltd	Banks	3,183	170,385
Woori Investment & Securities Co Ltd	Diversified Financials	4,540	100,859
			2,847,136
Taiwan – 7.6%
Acer Inc	Technology Hardware & Equipment	28,000	43,925
Asustek Computer Inc	Technology Hardware & Equipment	41,492	108,209
AU Optronics Corp	Technology Hardware & Equipment	301,528	503,395
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	168,560	198,742
China Steel Corp	Materials	238,214	336,979
Chunghwa Picture Tubes Ltd (a)	Technology Hardware & Equipment	476,000	141,069
Chunghwa Telecom Co Ltd	Telecommunication Services	81,475	173,418
Compal Electronics	Technology Hardware & Equipment	355,383	305,968
High Tech Computer Corp	Technology Hardware & Equipment	7,500	141,403
Lite-On Technology Corp	Technology Hardware & Equipment	53,000	78,951
Powerchip Semiconductor Corp	Semiconductors &
	Semiconductor Equipment	49,322	20,391
Siliconware Precision Industries Co	Semiconductors &
	Semiconductor Equipment	368	575
Taiwan Cooperative Bank	Banks	222,143	167,991
United Microelectronics Corp	Semiconductors &
	Semiconductor Equipment	148,000	79,841
			2,300,857

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Thailand – 0.9%
Bangkok Bank Pub Co – For Reg	Banks	52,318	$195,043
Siam Cement Pub Co – For Reg	Materials	11,800	76,272
			271,315
United States – 0.9%
National Oilwell Varco Inc (a)	Energy	4,500	271,035
			271,035
Total Common Stocks (Cost $32,185,725)			30,190,961
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated
1/31/2008, 1.60% due
2/1/2008, maturity amount
$175,789 (collateralized by
U.S. Government Agency
Obligations, Freddie Mac,
3.25%, 3/14/2008, market
value $182,250)	Repurchase Agreements	175,781	175,781
Total Repurchase Agreements (Cost $175,781)			175,781
Total Investments — 99.7% (Cost $32,361,506) (b)			30,366,742
Other Assets, less liabilities — 0.3%			93,389
Net Assets — 100.0%			$30,460,131
______________
(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $32,552,076. The aggregate gross unrealized appreciation is $1,212,370 and the aggregate gross unrealized depreciation is $3,397,704, resulting in net unrealized depreciation of $2,185,334.

(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trust’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

PERFORMANCE COMMENTARY

For the six months ended January 31, 2008, the Fund declined –10.00%, underperforming the MSCI EAFE Index, which declined by –7.44%.

During this period, stock selection — particularly in the financial materials, and consumer discretionary sectors — was the primary driver of underperformance:

•	Royal Bank of Scotland was affected by the impact of problems in the U.S. subprime mortgage market on mortgage-related securities that it held.
•	Trinity Mirror, the U.K.’s largest newspaper publisher, saw its shares drop sharply after it sold its Midlands newspapers for less than expected.
•	Tokyo Steel Manufacturing was expected to be affected by higher scrap steel costs and weaker construction demand.

The Fund’s subadvisor, in selecting stocks for the Fund’s portfolio, uses an approach that considers measures of a company’s valuation (the price of its stock relative to the value of its businesses) and its momentum (the rate at which the company’s profits and/or share price have been increasing). During this period, valuation measures were less effective than momentum measures.

The Fund’s performance relative to the index was helped by stock selection in the telecommunications services and healthcare sectors, and by the Fund’s positions in the British telecommunications company Vodafone; the British water utility Kelda Group, which was sought for acquisition; and France Telecom, which surprised analysts with strong performance in its domestic wireline and wireless divisions.

The table and bar chart below provide information as of January 31, 2008, about the ten largest holdings of the Domini European PacAsia Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS
Vodafone Group PLC	3.0%
Nokia OYJ	2.5%
Unilever PLC	2.3%
Sanofi-Aventis	2.2%
Banco Santander SA	2.0%
Telefonica SA	2.0%
France Telecom SA	2.0%
Royal Bank of Scotland Group	1.9%
StatoilHydro ASA	1.8%
Vivendi SA	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________
*	Other reflects Repurchase Agreements and Other Liabilities, less assets.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________
*	Other reflects New Zealand, Singapore, Denmark, China, Malaysia, Turkey, Taiwan, Hungary, Portugal, Poland, Repurchase Agreements, and Other Liabilities, less assets.

The holdings mentioned above are described in the Domini European PacAsia Social Equity Trust’s Portfolio of Investments at January 31, 2008, included herein. The composition of the Trust’s portfolio is subject to change.

Performance Commentary    23

AVERAGE ANNUAL TOTAL RETURNS

		Domini European PacAsia Social Equity Fund (DUPFX)	MSCI EAFE
As of	1 Year	2.22%	11.62%
12-31-07	Since Inception(1)	2.09%	12.66%
As of	1 Year	-7.41%	0.64%
1-31-08	Since Inception(1)	-6.36%	2.18%

COMPARISON OF $10,000 INVESTMENT IN THE

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND INVESTOR SHARES AND MSCI EAFE

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 5.89% of net assets. Until November 30, 2008, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 1.60% of net assets.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini European PacAsia Social Equity Fund is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

______________
(1)	Since December 27, 2006.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/08

24 Performance Commentary

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 98.1%
Australia – 4.0%
AGL Energy Ltd	Utilities	4,576	$49,669
BlueScope Steel Ltd	Materials	4,325	39,919
Computershare Limited	Software & Services	3,337	24,202
CSL Limited	Pharma, Biotech & Life Sciences	1,104	34,414
Macquarie Office Trust	Real Estate	100,723	103,436
National Australia Bank Ltd	Banks	5,925	186,265
Origin Energy Limited	Energy	16,577	130,412
Sonic Healthcare Ltd	Health Care Equipment & Services	4,462	65,636
Suncorp-Metway Limited	Insurance	2,073	28,711
Telstra Corp Ltd	Telecommunication Services	9,246	36,221
			698,885
Austria – 1.4%
IMMOFINANZ AG	Real Estate	9,364	88,750
OMV AG	Energy	1,098	78,873
Voestalpine AG	Materials	1,276	78,362
			245,985
Belgium – 2.0%
Delhaize Group	Food & Staples Retailing	1,514	115,450
Dexia SA	Banks	1,455	35,181
Groupe Bruxelles Lambert SA	Diversified Financials	202	23,382
KBC Groep NV	Banks	1,372	174,442
			348,455
China – 0.4%
Hopson Development Holdings Ltd	Real Estate	24,000	43,395
TPV Technology Ltd	Technology Hardware & Equipment	47,775	30,560
			73,955
Denmark – 0.5%
Dampskibsselskabet (D/S)Torm	Energy	800	25,652
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	2,545	61,686
			87,338
Finland – 3.1%
Nokia OYJ	Technology Hardware & Equipment	11,824	433,601
Orion OYJ/New	Pharma, Biotech & Life Sciences	4,548	102,218
			535,819
France – 8.5%
Air France-KLM	Transportation	3,701	102,826
BNP Paribas	Banks	1,936	191,252
Credit Agricole SA	Banks	1,724	52,836
France Telecom SA	Telecommunication Services	9,798	344,137
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	4,749	385,682
Schneider Electric SA	Capital Goods	237	27,302
Valeo SA	Automobiles & Components	739	27,195

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
France (continued)
Vallourec	Capital Goods	251	$50,242
Vivendi SA	Media	7,398	296,884
			1,478,356
Germany – 7.2%
Allianz SE – Reg	Insurance	1,245	220,989
Altana AG	Materials	9,587	214,582
Commerzbank AG	Banks	1,675	50,671
Deutsche Boerse AG	Diversified Financials	291	50,709
Deutsche Lufthansa AG – Reg	Transportation	3,628	86,624
Deutsche Telekom AG – Reg	Telecommunication Services	1,367	27,887
Epcos AG	Technology Hardware & Equipment	3,236	44,030
Fresenius SE	Health Care Equipment & Services	1,589	126,314
Hannover Rueckversicherungs AG	Insurance	1,449	64,523
Muenchener Rueckver AG – Reg	Insurance	1,329	237,794
Salzgitter AG	Materials	818	127,761
			1,251,884
Greece – 1.5%
National Bank of Greece SA	Banks	2,120	129,043
Public Power Corp SA	Utilities	2,762	128,990
			258,033
Hong Kong – 2.3%
Chinese Estates Holdings Ltd	Real Estate	18,269	30,336
First Pacific Co	Diversified Financials	40,000	28,563
Hang Lung Group Ltd	Real Estate	4,627	21,477
Jardine Matheson Hldgs Ltd	Diversified Financials	1,114	28,385
Jardine Strategic Holdings Ltd	Diversified Financials	2,000	29,000
Kingboard Chemicals Holdings Ltd	Technology Hardware & Equipment	13,243	55,251
Swire Pacific Ltd ‘A’	Real Estate	5,334	72,445
Wharf Holdings Ltd	Real Estate	8,970	48,323
Wheelock & Co Ltd	Real Estate	30,250	88,486
			402,266
Hungary – 0.3%
MOL Hungarian Oil and Gas
NyRt	Energy	387	51,760
			51,760
Ireland – 1.4%
Anglo Irish Bank PLC	Banks	4,711	66,344
Irish Life & Permanent PLC	Insurance	3,677	58,689
Kerry Group PLC – A	Food & Beverage	4,610	123,562
			248,595
Italy – 2.0%
Fiat SPA	Automobiles & Components	9,923	232,074
Terna Rete Elettrica Nazionale
SpA	Utilities	28,516	119,203
			351,277

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Japan – 19.2%
Alps Electric Co Ltd	Technology Hardware & Equipment	2,518	$28,952
Aoyama Trading Co Ltd	Retailing	3,396	77,292
Asahi Kasei Corporation	Materials	9,000	55,238
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	2,900	125,817
Chuo Mitsui Trust Holdings Inc	Banks	19,194	133,814
COMSYS Holdings Corp	Capital Goods	6,000	51,860
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	6,828	99,923
Fuji Film Holdings Corp	Technology Hardware & Equipment	6,405	248,726
Honda Motor Co Ltd	Automobiles & Components	9,428	291,603
Kyocera Corporation	Technology Hardware & Equipment	1,179	94,205
Makita Corporation	Consumer Durables & Apparel	600	22,491
Mitsui Chemicals Inc	Materials	12,546	83,973
Nintendo Company Ltd	Software & Services	357	180,563
Nippon Express Co Ltd	Transportation	31,000	166,580
Nippon Sheet Glass Co Ltd	Capital Goods	15,000	69,263
Nippon Telegraph & Telephone Corp	Telecommunication Services	45	214,200
Nisshin Steel Co Ltd	Materials	7,000	23,323
ORIX Corporation	Diversified Financials	800	138,176
Ricoh Company Limited	Technology Hardware & Equipment	4,484	70,612
Sapporo Hokuyo Holdings Inc	Banks	4	33,462
SBI Holdings Inc	Diversified Financials	117	27,531
Seiko Epson Corp	Technology Hardware & Equipment	3,601	88,071
Seino Holdings Corp	Transportation	10,801	73,545
Sekisui House Limited	Consumer Durables & Apparel	22,259	249,502
Sony Corporation	Consumer Durables & Apparel	779	36,808
Suzuken Company Limited	Health Care Equipment & Services	5,100	186,405
TDK Corp	Technology Hardware & Equipment	2,000	128,570
Tokyo Steel Mfg Co Ltd	Materials	10,883	108,798
Toppan Printing Company Ltd	Commercial Services & Supplies	14,154	141,960
Toyo Seikan Kaisha Limited	Materials	4,861	88,804
			3,340,067
Malaysia – 0.4%
YTL Power International BHD	Utilities	85,500	66,812
			66,812
Netherlands – 5.3%
Fugro NV – CVA	Energy	1,777	121,299
ING Groep NV – CVA	Diversified Financials	5,946	192,937
Koninklijke Ahold NV (a)	Food & Staples Retailing	3,696	48,236
Koninklijke DSM NV	Materials	1,870	78,617
SNS Reaal	Diversified Financials	10,990	207,343
TNT NV	Transportation	4,280	158,035
Unilever NV – CVA	Food & Beverage	3,659	118,830
			925,297
New Zealand – 0.8%
Kiwi Income Property Trust	Real Estate	57,736	58,907
Telecom Corp of New Zealand Ltd	Telecommunication Services	25,813	80,999
			139,906

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Norway – 3.3%
Fred Olsen Energy ASA	Energy	501	$24,800
Norsk Hydro ASA	Materials	10,450	124,502
Orkla ASA	Capital Goods	4,301	56,617
Petroleum Geo-Services ASA	Energy	2,262	48,638
StatoilHydro ASA	Energy	12,258	320,937
			575,494
Poland – 0.3%
Polish Oil & Gas	Energy	10,712	19,505
Telekomunikacja Polska SA	Telecommunication Services	3,070	29,305
			48,810
Portugal – 0.3%
Banco Espirito Santo SA – Reg	Banks	2,888	50,638
			50,638
Singapore – 0.8%
DBS Group Holdings Ltd.	Banks	3,000	37,418
Jardine Cycle & Carriage Ltd	Retailing	6,817	95,223
			132,641
South Korea – 1.4%
GS Holdings Corp	Energy	1,046	44,981
Hana Financial Holdings	Banks	568	27,882
Industrial Bank of Korea	Banks	1,377	25,340
Korea Zinc Co Ltd	Materials	294	34,067
KT Corp	Telecommunication Services	555	29,758
LG Corp	Capital Goods	494	28,648
LG Electronics Inc	Consumer Durables & Apparel	243	23,585
Woori Finance Holdings Co Ltd	Banks	1,219	22,281
			236,542
Spain – 4.9%
Banco Santander SA	Banks	19,907	348,681
Corporacion Financiera Alba	Diversified Financials	386	22,568
Gas Natural SDG SA	Utilities	2,509	137,932
Telefonica SA	Telecommunication Services	11,881	345,899
			855,080
Sweden – 2.0%
Electrolux AB – Ser B	Consumer Durables & Apparel	1,483	23,193
Scania AB – B Shs	Capital Goods	8,700	179,466
SSAB Svenskt Stal AB – Ser A	Materials	2,100	55,342
SSAB Svenskt Stal AB – Ser B	Materials	1,050	25,212
TeliaSonera AB	Telecommunication Services	7,000	61,852
			345,065
Switzerland – 5.3%
Lonza Group AG – Reg	Pharma, Biotech & Life Sciences	2,191	280,207
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	2,093	105,667
Rieter Holding AG	Automobiles & Components	63	22,750
Sonova Holding AG	Health Care Equipment & Services	1,050	93,535
Swiss Reinsurance – Reg	Insurance	3,676	275,230
The Swatch Group AG – B	Consumer Durables & Apparel	430	115,688
The Swatch Group AG – Reg	Consumer Durables & Apparel	516	26,969
			920,046

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Taiwan – 0.3%
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	24,000	$28,297
China Steel Corp	Materials	20,942	29,625
			57,922
Turkey – 0.3%
Eregli Demir ve Celik Fabrikalari TAS	Materials	3,104	19,635
Trakya Cam Sanayii AS	Capital Goods	10,171	19,784
Turkiye Vakiflar Bankasi T – D	Banks	7,424	18,679
			58,098
United Kingdom – 18.9%
3i Group PLC	Diversified Financials	8,016	150,093
Barclays PLC	Banks	13,190	124,475
BG Group PLC	Energy	9,220	203,357
Carphone Warehouse Group PLC	Retailing	27,698	182,329
Collins Stewart PLC	Diversified Financials	13,547	37,521
Cookson Group PLC	Capital Goods	3,082	34,212
Drax Group PLC	Utilities	5,784	58,303
Emap PLC	Media	3,655	67,340
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	7,231	171,331
HBOS PLC	Banks	17,520	244,057
Home Retail Group	Retailing	29,093	164,849
HSBC Holdings PLC	Banks	1,616	24,239
Man Group PLC	Diversified Financials	8,875	97,687
Old Mutual PLC	Insurance	84,252	210,132
Royal Bank of Scotland Group PLC	Banks	42,167	324,996
Stagecoach Group PLC	Transportation	37,103	178,889
Standard Life PLC	Insurance	11,127	48,014
Unilever PLC	Food & Beverage	11,963	394,238
Vodafone Group PLC	Telecommunication Services	148,260	518,509
WM Morrison Supermarkets PLC	Food & Staples Retailing	10,788	64,891
			3,299,462
Total Common Stocks (Cost $18,860,579)			17,084,488

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2008 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Repurchase Agreements – 2.9%
State Street Bank & Trust,
dated 1/31/2008, 1.60% due
2/1/2008, maturity amount
$511,268 (collateralized by
U.S. Government Agency
Obligations, Freddie Mac,
3.25%, 3/14/2008, market
value $526,500)	Repurchase Agreements	511,245	$511,245
Total Repurchase Agreements (Cost $511,245)			511,245
Total Investments — 101.0% (Cost $19,371,824) (b)			17,595,733
Other Liabilities, less assets — (1.0%)			(181,984)
Net Assets — 100.0%			$17,413,749
______________
(a)	Non-income producing security
(b)

The aggregate cost for federal income tax purposes is $19,463,112. The aggregate gross unrealized appreciation is $391,144 and the aggregate gross unrealized depreciation is $2,258,523, resulting in net unrealized depreciation of $1,867,379.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL TRUST

EXPENSE EXAMPLE

As a shareholder of Domini Social Trust, you incur two types of costs:

•	Transaction costs
•	Ongoing costs, including management fees and other Trust expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2007, and held through January 31, 2008.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•	Divide your account value by $1,000.
•	Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.
•	The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2007	Ending Account Value as of 1/31/2008	Expenses Paid During Period 8/1/2007 – 1/31/2008
Domini Social Equity Trust	Actual Expenses	$1,000.00	$919.50	$1.54[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,023.53	$1.63[1]
Domini European Social Equity Trust	Actual Expenses	$1,000.00	$867.90	$6.01[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.70	$6.50[2]
Domini PacAsia Social Equity Trust	Actual Expenses	$1,000.00	$918.40	$3.81[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.17	$4.01[3]
Domini European PacAsia Social Equity Trust	Actual Expenses	$1,000.00	$900.00	$3.73[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.22	$3.96[4]

[1]	Expenses are equal to the Trust’s annualized expense ratio of 0.32%, multiplied by average account value over the period, multiplied by 184, and divided by 366.
[2]	Expenses are equal to the Trust’s annualized expense ratio of 1.28%, multiplied by average account value over the period, multiplied by 184, and divided by 366.
[3]	Expenses are equal to the Trust’s annualized expense ratio of 0.79%, multiplied by average account value over the period, multiplied by 184, and divided by 366.
[4]	Expenses are equal to the Trust’s annualized expense ratio of 0.78%, multiplied by average account value over the period, multiplied by 184, and divided by 366.

32 Domini Social Trust — Expense Example

      FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2008 (UNAUDITED)

ASSETS:
Investments at cost
Investments at value
Foreign currency, at value (cost $0, $0, $53,252, and $1,281, respectively)
Receivable for securities sold
Dividend, interest, and tax reclaim receivables
Total assets
LIABILITIES:
Payable for securities purchased
Management fee payable
Other accrued expenses
Total liabilities
NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS

	Domini Social Equity Trust	Domini European Social Equity Trust	Domini PacAsia Social Equity Trust	Domini European PacAsia Social Equity Trust
ASSETS:
Investments at cost	$1,039,758,128	$118,714,235	$32,361,506	$19,371,824
Investments at value	$1,092,003,618	$108,560,269	$30,366,742	$17,595,733
Foreign currency, at value (cost $0, $0, $53,252, and $1,281, respectively)	—	—	53,795	1,286
Receivable for securities sold	—	2,719,486	—	84,366
Dividend, interest, and tax reclaim receivables	1,362,491	335,107	62,715	32,454
Total assets	1,093,366,109	111,614,862	30,483,252	17,713,839
LIABILITIES:
Payable for securities purchased	—	341,123	—	287,616
Management fee payable	277,070	72,427	19,485	10,688
Other accrued expenses	118,328	294,547	3,636	1,786
Total liabilities	395,398	708,097	23,121	300,090
NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS	$1,092,970,711	$110,906,765	$30,460,131	$17,413,749

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $0, $61,648, $36,029 and $8,440, respectively)
Interest income
Investment income
EXPENSES:
Management fee
Custody fees
Professional fees
Trustees fees
Shareholder communication
Miscellaneous
Total expenses
Fees waived
Net expenses
NET INVESTMENT INCOME (LOSS)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS) FROM:
Investments
Foreign currency
Net realized gain (loss)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments
Translation of assets and liabilities in foreign currencies.
Net change in unrealized appreciation (depreciation)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

	Domini Social Equity Trust	Domini European Social Equity Trust	Domini PacAsia Social Equity Trust	Domini European PacAsia Social Equity Trust
INVESTMENT INCOME:
Dividends (net of foreign taxes of $0,$61,648, $36,029 and $8,440, respectively)	$12,129,984	$2,424,748	$386,339	$290,707
Interest income	93,295	12,933	6,808	3,903
Investment income.	12,223,279	2,437,681	393,147	294,610
EXPENSES:
Management fee .	1,857,024	483,563	112,317	62,072
Custody fees	102,355	183,202	70,224	62,536
Professional fees	21,961	77,461	11,726	11,856
Trustees fees	23,832	12,728	2,340	299
Shareholder communication	9,564	24,984	2,846	9,456
Miscellaneous	2,605	40,334	300	214
Total expenses	2,017,341	822,272	199,753	146,433
Fees waived	(34,734)	—	(81,608)	(81,949)
Net expenses .	1,982,607	822,272	118,145	64,484
NET INVESTMENT INCOME (LOSS)	10,240,672	1,615,409	275,002	230,126
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS) FROM:
Investments	(48,118,309)	1,669,956	191,011	(508,710)
Foreign currency	—	(6,392)	(58,009)	(33,216)
Net realized gain (loss)	(48,118,309)	1,663,564	133,002	(541,926)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(57,651,717)	(20,585,418)	(3,108,567)	(1,463,628)
Translation of assets and liabilities in foreign currencies.	—	17,895	1,031	(86)
Net change in unrealized appreciation (depreciation)	(57,651,717)	(20,567,523)	(3,107,536)	(1,463,714)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY	(105,770,026)	(18,903,959)	(2,974,534)	(2,005,640)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,529,354)	$(17,288,550)	$(2,699,532)	$(1,775,514)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Domini Social Equity Trust
	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)	YEAR ENDED JULY 31, 2007
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$10,240,672	$20,214,279
Net realized gain (loss)	(48,118,309)	363,584,469
Net change in unrealized appreciation (depreciation)	(57,651,717)	(171,583,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,529,354)	212,215,023
TRANSACTIONS IN INVESTORS’ BENEFICIAL INTEREST:
Additions	67,455,206	149,773,706
Reductions	(175,025,703)	(473,539,053)
Net Increase (Decrease) in Net Assets from Transactions in Investors’ Beneficial Interests	(107,570,497)	(323,765,347)
Total Increase (Decrease) in Net Assets	(203,099,851)	(111,550,324)
NET ASSETS:
Beginning of period	1,296,070,562	1,407,620,886
End of period	$1,092,970,711	$1,296,070,562

	Domini European Social Equity Trust		Domini PacAsia Social Equity Trust		Domini European PacAsia Social Equity Trust
	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)	YEAR ENDED JULY 31, 2007	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCE- MENT OF OPERATIONS) THROUGH JULY 31, 2007	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCE- MENT OF OPERATIONS) THROUGH JULY 31, 2007
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,615,409	$3,975,309	$275,002	$147,548	$230,126	$232,992
Net realized gain (loss)	1,663,564	10,025,162	133,002	69,376	(541,926)	59,488
Net change in unrealized appreciation (depreciation)	(20,567,523)	6,760,180	(3,107,536)	1,114,179	(1,463,714)	(312,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,288,550)	20,760,651	(2,699,532)	1,331,103	(1,775,514)	(20,361)
TRANSACTIONS IN INVESTORS’ BENEFICIAL INTEREST:
Additions	14,926,266	78,695,157	9,140,144	26,495,325	6,506,308	14,712,073
Reductions	(20,234,044)	(21,885,599)	(2,986,730)	(820,179)	(1,381,957)	(626,800)
Net Increase (Decrease) in Net Assets from Transactions in Investors’ Beneficial Interests	(5,307,778)	56,809,558	6,153,414	25,675,146	5,124,351	14,085,273
Total Increase (Decrease) in Net Assets	(22,596,328)	77,570,209	3,453,882	27,006,249	3,348,837	14,064,912
NET ASSETS:
Beginning of period	133,503,093	55,932,884	27,006,249	—	14,064,912	—
End of period	$110,906,765	$133,503,093	$30,460,131	$27,006,249	$17,413,749	$14,064,912

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

DOMINI SOCIAL EQUITY TRUST
	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

			YEAR ENDED JULY 31,

			2007		2006		2005		2004		2003
Net assets (in millions)	$1,093		$1,296		$1,408		$1,612		$1,527		$1,318
Total return	(8.05)%		16.00%		1.46%		11.48%		12.01%		12.13%
Ratio of net investment income (loss) to average net assets (annualized)	1.65%		1.44%		1.48%		1.92%		1.25%		1.32%
Ratio of expenses to average net assets (annualized)	0.32	%(1)	0.30	%(1)(2)	0.22	%(2)	0.23	%(2)	0.24	%(2)	0.23	%(1)(2)
Portfolio turnover rate	37%		126%		12%		9%		8%		8%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the six months ended January 31, 2008, 0.01% for the year ended July 31, 2007, and 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.33% for the six months ended January 31, 2008, 0.31% for the year ended July 31, 2007, and 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.29%, 0.21%, 0.22%, 0.24%, and 0.23% for the years ended July 31, 2007, 2006, 2005, 2004, and 2003, respectively.

DOMINI EUROPEAN SOCIAL EQUITY TRUST

	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)	YEAR ENDED JULY 31, 2007		FOR THE PERIOD OCTOBER 3, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JULY 31, 2006
Net assets (in millions)	$111	$134		$56
Total return	(13.21)%	27.45%		25.96	%*
Ratio of net investment income (loss) to average net assets (annualized)	2.51%	3.75%		3.92%
Ratio of expenses to average net assets (annualized)	1.28%	0.88	%(1)(2)	0.88	%(1)(2)
Portfolio turnover rate	45%	88%		69	%*

*	Not Annualized
(1)

Reflects a fee waiver by the Manager of 0.07% for the year ended July 31, 2007, and 0.47% for the period ended July 31, 2006. Had the Manager not waived its fee, the ratio of expenses to average net assets would have been 0.96% for the year ended July 31, 2007, and 1.35% for the period ended July 31, 2006.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.83% for the year ended July 31, 2007, and 0.77% for the period ended July 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

DOMINI PACASIA SOCIAL EQUITY TRUST

	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)		FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JULY 31, 2007
Net assets (in millions)	$30		$27
Total return	(8.16)%		7.14	%*
Ratio of net investment income (loss) to average net assets (annualized)	1.84%		1.30%
Ratio of expenses to average net assets (annualized)	0.79	%(1)	0.89	%(1)(2)
Portfolio turnover rate	45%		41	%*

*	Not Annualized
(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.54% for the six months ended January 31, 2008, and 1.19% for the period ended July 31, 2007. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 1.33% for the six months ended January 31, 2008, and 2.08% for the period ended July 31, 2007.

(2)	Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratio would have been 0.77% for the period ended July 31, 2007.

DOMINI EUROPEAN PACASIA SOCIAL EQUITY T RUST

	SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)		FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JULY 31, 2007
Net assets (in millions)	$17		$14
Total return	(10.00)%		4.38	%*
Ratio of net investment income (loss) to average net assets (annualized)	2.78%		4.82%
Ratio of expenses to average net assets (annualized)	0.78	%(1)	0.86	%(1)(2)
Portfolio turnover rate	40%		46	%*

*	Not Annualized
(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.99% for the six months ended January 31, 2008, and 2.96% for the period ended July 31, 2007. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 1.77% for the six months ended January 31, 2008, and 3.82% for the period ended July 31, 2007.

(2)	Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratio would have been 0.77% for the period ended July 31, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust was organized as a trust under the laws of the State of New York on June 7, 1989, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) (each a “Trust” and collectively the “Trusts”). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Repurchase Agreements. The Trusts may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Trusts require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Trust to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Notes to Financial Statements	43

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Trusts.

(F) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

44	Notes to Financial Statements

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Trusts. For its services under the Management Agreements, Domini receives from each Trust a fee accrued daily and paid monthly at the annual rate below of the respective Trusts’ average daily net assets before any fee waivers:

Domini Social Equity Trust	0.20% of the first $2 billion of net assets managed,
(prior to November 30, 2006)	0.19% of the next $500 million of net assets managed, and
0.18% of net assets managed in excess of $2.5 billion
Domini Social Equity Trust	0.30% of the first $2 billion of net assets managed,
(effective November 30, 2006)	0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion
Domini European Social Equity Trust,	0.75% of the first $250 million of net assets managed,
Domini PacAsia Social Equity Trust, and	0.70% of the next $250 million of net assets managed, and
Domini European PacAsia Social Equity Trust	0.65% of net assets managed in excess of $500 million

For the six months ended January 31, 2008, Domini voluntarily waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED
Domini Social Equity Trust	$34,734	—
Domini European Social Equity Trust	—	—
Domini PacAsia Social Equity Trust	$81,608	—
Domini European PacAsia Social Equity Trust	$62,072	$19,877

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Trusts on a day-to-day basis pursuant to Submanagement Agreements with Domini. Domini pays Wellington from its management fees. Prior to November 30, 2006, SSgA Funds Management, Inc. provided these services to Domini Social Equity Trust.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2008, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, were as follows:

	PURCHASES	SALES
Domini Social Equity Trust	$452,489,335	$549,697,354
Domini European Social Equity Trust	57,048,638	61,598,515
Domini PacAsia Social Equity Trust	19,825,513	13,442,703
Domini European PacAsia Social Equity Trust	11,641,698	6,539,609

Notes to Financial Statements	45

4. OTHER ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of January 31, 2008, management of the Trusts is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

46	Notes to Financial Statements

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager or Sponsor:

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Trust

Domini European Social Equity Trust

Domini PacAsia Social Equity Trust

Domini European PacAsia Social Equity Trust

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Distributor:

DSIL Investment Services LLC

536 Broadway, 7th Floor

New York, NY 10012

1-800-762-6814

Transfer Agent and Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

99 High Street

Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Item 2. Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including Ms. Thornton and Ms. Laible, as appropriate to allow timely decisions regarding the required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 9, 2008

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 9, 2008